Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		€ 24,319		€ 21,640
Amortization expense(e)		(1,749)		(1,911)	[1]		€ (1,804)	[1]
Other intangible assets, ending balance		22,629		24,319			21,640
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		85,313		81,716			78,865	[2]
Changes in scope of consolidation	[3]	1,745		3,401			464
Acquisitions and other increases		1,554	[4]	3,112	[4]		571
Disposals and other decreases		(1,514)		(683)			(543)
Currency translation differences		3,331		(1,837)			2,533
Transfers	[5]	3		(396)			(174)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(9,366)
Other intangible assets, ending balance		81,066		85,313			81,716
Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(60,994)		(60,076)			(57,458)	[2]
Changes in scope of consolidation				33	[3]		11
Amortization expense(e)		(2,200)		(2,345)			(2,196)	[6]
Impairment losses, net of reversals	[7]	(264)		(932)			454
Disposals and other decreases		722		629			525
Currency translation differences		(2,134)		1,287			(1,591)
Transfers	[5]	(5)		410			179
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	6,438
Other intangible assets, ending balance		(58,437)		(60,994)			(60,076)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		6,038		6,226
Other intangible assets, ending balance		8,369		6,038			6,226
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		9,772		10,354			11,207	[2]
Changes in scope of consolidation	[3]	1,745		113			0
Acquisitions and other increases		1,006	[4]	1,062	[4]		277
Disposals and other decreases		(58)		(262)			(72)
Currency translation differences		606		(242)			518
Transfers	[5]	(52)		(1,253)			(1,576)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(153)
Other intangible assets, ending balance		12,866		9,772			10,354
Acquired R&D | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(3,734)		(4,128)			(3,477)	[2]
Changes in scope of consolidation				0	[3]		0
Amortization expense(e)		0		0			0	[6]
Impairment losses, net of reversals	[7]	(638)		(90)			(1,107)
Disposals and other decreases		58		262			75
Currency translation differences		(191)		94			(7)
Transfers	[5]	(2)		128			388
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	10
Other intangible assets, ending balance		(4,497)		(3,734)			(4,128)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		17,825		14,927
Other intangible assets, ending balance		13,841		17,825			14,927
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		73,733		69,579			65,906	[2]
Changes in scope of consolidation	[3]	0		3,287			499
Acquisitions and other increases		444	[4]	1,970	[4]		195
Disposals and other decreases		(1,447)		(380)			(423)
Currency translation differences		2,708		(1,584)			1,994
Transfers	[5]	66		861			1,408
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(9,156)
Other intangible assets, ending balance		66,348		73,733			69,579
Products, trademarks and other rights | Gross value | Antibodies Collaboration agreement | Teva Pharmaceuticals
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases | $						$ 500
Products, trademarks and other rights | Gross value | Antibodies Collaboration agreement | Janssen Pharmaceuticals, Inc
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases | $						$ 175
Products, trademarks and other rights | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(55,908)		(54,652)			(52,744)	[2]
Changes in scope of consolidation				33	[3]		0
Amortization expense(e)		(2,094)		(2,225)			(2,099)	[6]
Impairment losses, net of reversals	[7]	373		(842)			1,561
Disposals and other decreases		655		326			411
Currency translation differences		(1,928)		1,184			(1,567)
Transfers	[5]	(3)		268			(214)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	6,398
Other intangible assets, ending balance		(52,507)		(55,908)			(54,652)
Products, trademarks and other rights | Accumulated amortization & impairment | IO License and Collaboration agreement
Disclosure of detailed information about intangible assets [line items]
Amortization expense(e)							(226)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		456		487
Other intangible assets, ending balance		419		456			487
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		1,808		1,783			1,752	[2]
Changes in scope of consolidation	[3]	0		1			(35)
Acquisitions and other increases		104	[4]	80	[4]		99
Disposals and other decreases		(9)		(41)			(48)
Currency translation differences		17		(11)			21
Transfers	[5]	(11)		(4)			(6)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(57)
Other intangible assets, ending balance		1,852		1,808			1,783
Software | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(1,352)		(1,296)			(1,237)	[2]
Changes in scope of consolidation				0	[3]		11
Amortization expense(e)		(106)		(120)			(97)	[6]
Impairment losses, net of reversals	[7]	1		0			0
Disposals and other decreases		9		41			39
Currency translation differences		(15)		9			(17)
Transfers	[5]	0		14			5
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	30
Other intangible assets, ending balance		€ (1,433)		€ (1,352)			€ (1,296)

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Comprises the other intangible assets of Opella, now reclassified to Assets held for sale at December 31, 2024 in accordance with IFRS 5 (see note D.1.).
[3]	(c)The “Changes in scope of consolidation” line mainly comprises the fair value of intangible assets recognized in connection with acquisitions made during the period (see Note D.1.)
[4]	(f)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-
commercialization of TEV’574;and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.

[5]	(b)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets (other than Opella assets) as Assets held for sale.
[6]	(e)The amendment to the terms of the IO License and Collaboration Agreement resulted in the recognition of an amortization charge of €226 million in 2022 (see Note C.1.)
[7]	(d)See Note D.5.